Sales - Trade receivables - Segments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net trade receivables	€ 6,029	€ 5,620	€ 5,320	€ 5,295
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net trade receivables	6,040	5,645	5,343
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net trade receivables	€ 91	€ 30	€ 1